Contents of Significant Accounts - Income Tax - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences for which no deferred income tax assets have been recognized	$ 2,770	$ 5,971
Taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries	$ 11,389	$ 11,036
Corporate income tax rate	20.00%	20.00%	17.00%
Undistributed earnings tax	5.00%	5.00%	10.00%